CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Cash flows from operating activities:
Net loss	$ (23,600)	(142,865)	(443,851)	(228,487)
Adjustments to reconcile net loss to net cash from operating activities:
Allowance for doubtful receivables	411	2,490	(163)	(47)
Depreciation of fixed assets	7,935	48,036	41,312	24,870
Amortization of prepaid land lease payments	147	893	447
Share-based compensation	1,835	11,108	11,187	11,457
Deferred income tax benefit				23,998
Unrealized foreign currency exchange income	(5,091)	(30,822)	(5,255)	(49,994)
Changes in operating assets and liabilities:
Increase in restricted cash	(1,035)	(6,264)
(Increase) decrease in inventories	(45,479)	(275,325)	97,704	(687,010)
(Increase) decrease in accounts receivable	3,170	19,188	10,449	(49,520)
Increase in prepaid expenses and other current assets	(21,301)	(128,949)	(60,512)	(34,747)
Decrease (increase) in due from related parties	(392)	(2,371)	(132)	2,826
Decrease (increase) in other non-current assets	852	5,160	(6,478)	7,709
Increase in accounts payable	67,209	406,864	77,844	609,793
Increase in deferred revenue	29,368	177,787	49,501	133,153
Increase in accrued expenses and other current liabilities	30,879	186,929	149,009	96,306
Prepaid land lease payments			(44,656)
(Decrease) increase in amounts due to related parties	140	849	(10,358)	(2,562)
Net cash (used in) provided by operating activities	45,048	272,708	(133,952)	(142,255)
Cash flows from investing activities:
(Increase) decrease in deposits for purchase of fixed assets	4,322	26,166	(26,615)
Purchase of fixed assets	(19,798)	(119,851)	(66,301)	(62,273)
Proceeds received from maturity of held-to-maturity investments	224,656	1,360,000	20,000	1,865,000
Purchases of held-to-maturity investments	(224,656)	(1,360,000)		(1,885,000)
Time deposits placed with financial institutions	(155,809)	(943,222)	(762,445)	(2,766,366)
Maturity of time deposits	96,213	582,445	1,448,839	1,587,527
Net cash (used in) provided by investing activities	(75,072)	(454,462)	613,478	(1,261,112)
Cash flows from financing activities:
Proceeds from short-term bank loans	7,996	48,408	1,050,000	150,000
Repayment of short-term bank loans	(107,109)	(648,408)	(600,000)
Restricted cash placed with financial institutions			(709,417)
Release of restricted cash	117,187	709,417
Proceeds from exercise of share options	797	4,824	18,107	20,008
Payment of proceeds from disposal of Class B common shares to selling shareholders				(257,124)
Reimbursement of initial public offering costs				7,711
Initial public offering costs				(1,526)
Net cash (used in) provided by financing activities	18,871	114,241	(241,310)	(80,931)
Effect of exchange rate changes on cash and cash equivalents	(1,967)	(11,917)	1,525	(14,646)
Net(decrease) increase in cash and cash equivalents	(13,120)	(79,430)	239,741	(1,498,944)
Cash and cash equivalents at beginning of the year	71,477	432,703	192,962	1,691,906
Cash and cash equivalents at end of the year	58,357	353,273	432,703	192,962
Supplementary disclosures of cash flow information:
Payable for purchase of fixed assets	9,573	57,955	9,428	10,197
Interest Paid	$ 1,156	6,998	6,906